Taxation - Components of Taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Tax Expense
Current Year	£ (7,280)	£ (5,571)
Changes in estimate related to prior years	401	(875)	£ 42
Total current tax	(6,879)	(6,446)
Deferred Tax Expense
Taxation	£ (6,879)	£ (6,446)	£ (3,494)